MESSAGE
To Our Shareholders

Babson Enterprise Fund achieved a total return (price change and reinvested distributions) of 16.4% for the fiscal year ended November 30, 1995. This is a respectable return on an absolute basis; however, on a relative basis, the comparable indices outperformed the Fund. During the same period, the small capitalization stocks in the unmanaged Russell 2000 index rose 28.5% while the large capitalization stocks in the unmanaged Standard & Poor's 500 index rose an even greater 36.8%.

Three very strong months for smaller cap stocks in June, July, and August were not enough to make such stocks' performance equal to their larger counterparts' this year. Factors that contributed to large cap outperformance were a flight to quality larger companies by investors searching for stable earnings growth and the takeover activity in the financial services sector which benefited larger companies more than smaller ones.

As we have mentioned in previous reports, one of the key drivers among both large and small cap stocks this year was the technology sector, underweighted in the Fund. In our quest to find undiscovered stocks with low institutional ownership, we naturally will not chase such stocks as they skyrocket. Therefore, the Fund's relative performance will suffer in a technology driven market such as the current one; the technology sector of the Russell 2000 rose 60% in the 12-month period ended November 30, 1995, contributing significantly to the index's total return.

In the last six months, we had a significant number of portfolio changes. The following companies were added to the portfolio during the period:

ADAC Laboratories _ designs and manufactures medical imaging systems;

American Oilfield Divers Inc. _ provides undersea construction and maintenance services;

Aviall Inc. New _ furnishes aircraft engine overhaul and parts distribution services;

Bettis Corp. _  manufactures actuators for industrial applications;

CSP Inc. _ makes special purpose computers;

Harris Computer _ supplies high-end real-time computer systems and computer security products;

Lamson & Sessions Co. _ produces electrical equipment for construction and communications markets;

Matrix Service Co. _ provides on-site maintenance and construction services for petroleum refining and storage facilities;

Pentech International, Inc. _ produces writing instruments;

Sullivan Dental Products, Inc. _ distributes dental supplies and equipment;

Viewlogic Systems Inc. _ designs software for computer-aided engineering.

Three portfolio holdings were acquired by other companies in the latest six month period. C.R. Gibson was bought by Thomas Nelson (a former holding in the Fund); Schwitzer was taken over by Kuhlman Corp. (a current holding); and Worldway Corp. was purchased by Arkansas Best. Positions liquidated in the second half of the fiscal year were the following: GoodMark Foods, Smith Corona, SyQuest Technology, and True North Communications (formerly Foote, Cone and Belding).

In December 1995, the Fund distributed an ordinary income dividend and long and short-term capital gains for a total distribution of $1.957. For corporate shareholders, 100% of ordinary income distributions qualify for the corporate dividends received deduction.

Sincerely,


Larry D. Armel
President

PORTFOLIO REVIEW

Babson Enterprise Fund is a no-load mutual fund invested in common stocks of smaller, faster growing companies which at the time of purchase are considered to be realistically valued in the smaller company sector of the market.

With such a strong advance in the U.S. stock market in 1995, we thought it might be worthwhile to step back and analyze small company investing because it participated in the surge. While small company investing may seem like a simple notion, there are currently over 350 small company mutual funds, up from only twenty-three when we launched Enterprise Fund in 1983, and each of these funds would argue that it is "different" from all other funds. However, most of them have a bias toward either "growth" or "value."

In fact, Morningstar Mutual Funds, a publication devoted to the analysis of mutual funds has begun to separate the small company funds it ranks into growth and value categories. The differences between the two styles of investing are quite remarkable.

First of all, the Morningstar statistics in general show a very strong penchant for "growth" investing among small company funds. Many investors view small company investing as synonymous with "aggressive growth" or "emerging growth" investing. A comparison of the average small company fund to the most popular small company index, the Russell 2000, shows that managers are tending to buy very young companies with very high past growth rates, and high valuations.

				   Morningstar
				  Small Co. Fund    Russell
				    Average          2000
Age of Company                       14 Years*       N/A
5 Years of EPS Growth                   22.2%        7.5%
Price/Book Ratio                        4.2X         2.1X
Price/Earnings Ratio                   25.0X        21.0X

*Largest 20 holdings

If the Russell 2000 (containing, as its name implies, 2000 small company stocks) is a broad representation of the universe available to these funds, it is clear that the average manager is seeking out the more rapidly growing companies, and is willing to pay up for them.

However, if we delve deeper into the statistical distinctions between the funds that Morningstar calls as "growth" and those it classifies as "value," the differences are even more extreme.The table below illustrates that.

				Small Company   Small Company
				  Growth Fund     Value Fund
				   Average         Average
Company Statistics
	5 Year EPS Growth            33.2%          12.2%
	Return on Assets             12.6%          6.9%
	Price/Book Ratio             6.3X           2.3X
	Price/Earnings Ratio         32.7X         17.9X
Portfolio Statistics
	Annual Turnover               105%           55%
	Beta                         1.10          0.73
	Standard Deviation (3 yr.)   15.0%         9.1%

By virtually every measure, small company growth funds are extremely aggressively managed. The companies held by those funds have a historic five-year average earnings growth that is almost three times that of the small company value funds. Return on assets is almost double, and valuations of the stocks are much higher.

The managers of the growth funds are also very quick to change holdings. The average holding period of a stock is less than one year, whereas the value managers hold on for an average of two years.

All this aggressiveness is reflected in much greater volatility in performance. Whether measured by the standard deviation of results, or by the funds' beta, the growth funds are more volatile than the value funds, and more volatile than the market as whole. The value funds are less volatile than the market.

However, when aggressive growth stocks are popular, as they have been in 1995, the performance can be spectacular. Helped by a 33.7% weighting in technology stocks, small company growth funds were up 37.8% through November 30, 1995. This compares with only a 21.2% return for small company value funds which, on average only have 11.5% of assets in technology.

But over the long term does one style outperform the other? Morningstar has tracked performance for fifteen years and over that period there has been only a minimal difference between the two. Small company growth funds compounded at 12.5% annually and small company value funds compounded at 12.0% a year with more than the entire difference coming from the outperformance of the growth style in 1995. Obviously, with such strong performance in 1995, growth funds have been better performers over the short term. However, Morningstar rates all funds on a risk adjusted basis (weighting its rating 50% on the ten year record, 30% on five years, and 20% on three years), and by this measure growth and value funds end in a virtual dead heat. Growth funds get a rating of 3.31 while value funds garner 3.30.

The significance of all this is that not all small company funds are the same. The popular perception of small company funds being "aggressive" or "emerging" growth funds may have some statistical support overall, but it misses a whole category of lower risk "value" funds. The important thing is to make sure you understand what type of fund you are invested in and that it properly reflects your investment goals and your tolerance for performance volatility.

We have long believed in the lower risk approach to small company investing. We continue to adhere to that strategy, and think that a less volatile path to performance is the best route.

David L. Babson & Co. Inc.

PORTFOLIO REVIEW

Babson Enterprise Fund versus Russell 2000

Babson Enterprise Fund's average annual compounded total returns for one, five and ten year periods as of November 30, 1995, were 16.42%, 20.12% and 12.86%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

STATEMENT OF NET ASSETS
November 30, 1995

S&P                             MARKET VALUE
RANKING**       SHARES  COMPANY COST    (NOTE 1-A)
COMMON STOCKS _ 95.20%
BASIC MATERIALS _ 14.51%
  B+    110,800 American Filtrona Corp.
		  (Bonded fiber products and
		  extruded plastics)             $    2,871,567 $    4,265,800
  A-     56,900 Brady (W.H.) Co. Cl. A
		  (Identification and labeling
		  systems)                            1,431,414      4,381,300
  C     217,700 Duplex Products Inc.*
		  (Business forms)                    2,962,206      1,659,963
  B+    182,700 Furon Co.
		  (Polymer based products)            2,503,854      3,265,762
  C     350,600 Intermet Corp.*
		  (Auto and industrial iron
		  castings)                           2,841,745      4,207,200
  B     165,900 Material Sciences Corp.*
		  (Coatings and laminates)            1,082,400      2,198,175
  C     288,050 Nord Resources Corp.*
		  (Rutile and kaolin production)      1,891,266        612,106
  B     107,900 PENWEST Ltd.
		  (Specialty starch based
		  products)                           2,265,377      2,859,350
  NR    236,100 Shiloh Industries, Inc.*
		  (Steel processor)                   1,719,698      2,715,150
  B-    208,600 Tab Products Co.
		  (Color-coded filing systems)        2,451,522      1,408,050
  NR     70,800 Tuscarora Inc.
		  (Molded foam packaging products)      899,957      1,716,900
						     22,921,006     29,289,756
CAPITAL GOODS _ 24.00%
  B+     48,300 American Precision Industries Inc.
		  (Heat exchangers)                     366,497        573,563
  B     233,700 Apogee Enterprises, Inc.
		  (Commercial window systems)         2,445,524      3,447,075
  C     152,426 Athey Products Corp.*
		  (Street sweepers)                   1,475,747        724,024
  NR    213,500 Atkinson (Guy F.) Co.
		  (Construction)                      2,254,017      2,255,094
  NR     74,200 Aviall Inc. New
		  (Aviation services company)           634,410        630,700
  NR     89,300 Bettis Corp.*
		  (Actuators)                           370,078        479,987
CAPITAL GOODS (Continued)
  B     286,700 Brenco, Inc.
		  (Railroad car bearings)         $   2,091,798 $    3,010,350
  NR    248,300 Farrell Corp. New
		  (Rubber and plastic processing
		  equipment)                          1,655,638        869,050
  NR     85,400 Industrial Acoustics Company, Inc.
		  (Noise control products)            1,303,450        907,375
  B     141,900 Instron Corp.
		  (Materials testing instruments)     1,707,499      1,791,488
  A-    203,100 Interface, Inc. Cl. A
		  (Carpet tile)                       2,394,405      3,274,988
  C     133,600 K-Tron International, Inc.*
		  (Industrial feeders and
		  blenders)                           1,627,741        935,200
  B-    438,118 Kuhlman Corp.
		  (Electrical transformers)           4,375,552      5,038,357
  C      43,800 Lamson & Sessions Co.*
		  (Electrical equipment supplier)       298,069        306,600
  B-    137,800 Moog Inc. Cl. A*
		  (High performance control
		  systems)                            1,355,439      2,032,550
  B     201,200 Newcor, Inc.
		  (Automobile assembly systems)       1,857,354      1,584,450
  C     173,800 Oregon Metallurgical Corp.*
		  (Titanium)                          1,598,054      1,890,075
  B-    176,600 Pacific Scientific Co.
		  (Aerospace and industrial
		  products)                           1,185,605      4,481,225
  NR    174,929 Raymond Corp.
		  (Narrow-aisle lift trucks)          1,395,847      3,629,777
  C      65,400 SPS Technologies, Inc.
		  (Aerospace fasteners)               1,451,305      2,967,525
  B+    116,200 Starrett (L.S.) Co. Cl. A
		  (Tools and precision
		  instruments)                        2,989,648      2,716,175
  NR    254,300 Stevens Graphics Corp. Cl. A*
		  (Printing presses)                  1,615,664      1,764,206
  B+     61,500 Technitrol, Inc.
		  (Industrial components and
		  assemblies)                           590,154      1,199,250
  A-     78,800 Tennant Co.
		  (Floor maintenance equipment)       1,190,409      1,930,600
						     38,229,904     48,439,684
CONSUMER CYCLICAL _ 20.02%
  B-     60,800 AMC Entertainment, Inc.
		  (Movie theaters)                $     416,033 $    1,322,400
  B     237,400 American Recreation Centers, Inc.
		  (Bowling centers)                   1,558,616      1,513,425
  B+    230,483 Anthony Industries, Inc.
		  (Recreational and industrial
		  products)                           2,215,416      5,157,057
  B-    113,000 Baldwin Piano & Organ Co.*
		  (Keyboard instruments)              1,607,704      1,356,000
  B-    218,983 Chock Full o'Nuts Corp.
		  (Coffee processor)                  1,653,427      1,259,152
  B-    294,750 Dixie Yarns, Inc.
		  (Yarns and industrial thread)       2,449,707      1,179,000
  B+    267,700 Falcon Products, Inc.
		  (Table pedestals)                   2,366,690      3,814,725
  B     167,300 Forschner Group, Inc.*
		  (Swiss Army knives)                 1,509,283      2,049,425
  NR    231,000 Forstmann & Company, Inc.*
		  (Woolen fabrics)                    2,522,607        115,500
  C     114,400 Gander Mountain, Inc.*
		  (Hunting and fishing catalog
		  retailer)                           1,377,586        672,100
  B-    280,700 Gottschalks Inc.*
		  (Specialty-apparel stores)          2,543,624      1,859,638
  B     195,450 Helen of Troy Ltd.*
		  (Hair care appliances)              2,515,984      3,737,981
  B-    204,700 Jacobson Stores Inc.
		  (Upscale department store
		  chain)                              2,846,270      1,893,475
  NR    209,800 Jay Jacobs, Inc.*
		  (Specialty-apparel stores)          1,279,640        550,725
  NR    142,563 Leslie's Poolmart
		  (Specialty swimming pool stores)    1,570,915      1,960,241
  B+    190,700 Oneida Ltd.
		  (Stainless steel flatware)          2,766,670      3,313,413
  NR     91,500 POCI, Inc.*
		  (Travel club)                         644,750        160,125
  B+    141,050 S K I, Ltd.
		  (Ski resorts)                       1,533,777      1,868,913
CONSUMER CYCLICAL (Continued)
  B     234,200 Shelby Williams Industries, Inc.
		  (Contract seating)              $   2,435,580 $    2,986,050
  C     189,600 Summit Family Restaurants*
		  (Restaurant chain)                  1,315,104        948,000
  NR     36,300 Tranzonic Cos. Cl. A
		  (Industrial textiles)                 205,919        521,813
  NR     18,100 Tranzonic Cos. Cl. B
		  (Industrial textiles)                 103,864        257,925
  B      98,400 Walbro Corp.
		  (Auto fuel injection systems)       1,081,575      1,918,800
						     38,520,741     40,415,883
CONSUMER STAPLES _ 7.80%
  B      52,900 Genesee Corp. Cl. B
		  (Regional brewer)                   2,183,074      2,354,050
  B     243,400 J & J Snack Foods Corp.*
		  (Soft pretzels and other
		  snack foods)                        2,699,692      2,981,650
  NR    169,400 Northland Cranberries, Inc. Cl. A
		  (Cranberry grower)                  2,318,020      3,218,600
  B-    156,225 Rykoff-Sexton, Inc.
		  (Foodservice product
		  distribution)                       2,437,289      2,987,803
  B     163,950 Sanderson Farms, Inc.
		  (Chickens)                          1,504,512      1,762,462
  NR    422,500 Stokely USA Inc.*
		  (Canned and frozen vegetables)      2,355,617      2,429,375
						     13,498,204     15,733,940
ENERGY _ 5.00%
  NR      7,700 American Oilfield Divers Inc.*
		  (Undersea construction and
		  maintenance)                           51,012         51,013
  NR    118,900 Devon Energy Corp.
		  (Oil and gas production)            1,128,274      2,868,462
  NR    161,800 Matrix Service Co.*
		  (Petroleum refining maintenance)      697,133        697,762
  B-    204,500 McFarland Energy, Inc.*
		  (Oil exploration)                   1,651,364      1,533,750
  NR     96,500 Petroleum Helicopters, Inc.
		  (non-voting) (Gulf of Mexico
		  helicopter transportation)          1,009,845      1,158,000
ENERGY (Continued)
  NR     78,700 Petroleum Helicopters, Inc.
		  (voting) (Gulf of Mexico
		  helicopter transportation)     $      928,533 $      905,050
  B     201,800 World Fuel Services Corp.
		  (Aviation fueling services)         1,879,698      2,875,650
						      7,345,859     10,089,687
FINANCIAL _ 5.25%
  B+    168,800 AVEMCO Corp.
		  (Private aircraft insurance)        2,928,700      2,848,500
  A-     76,500 Gallagher (Arthur J.) & Co.
		  (Insurance brokerage and risk
		  management)                         1,551,378      2,505,375
  B     185,900 NYMAGIC, Inc.
		  (Ocean and inland marine
		  insurance)                          3,810,581      3,090,587
  NR     68,000 Vermont Financial Services Corp.
		  (Vermont bank holding company)      1,426,684      2,142,000
						      9,717,343     10,586,462
HEALTH CARE _ 1.42%
  B      93,000 ADAC Laboratories
		  (Medical imaging systems)           1,236,824      1,174,125
  NR    184,200 Sullivan Dental Products, Inc.
		  (Dental supply distributor)         1,926,993      1,703,850
						      3,163,817      2,877,975
MISCELLANEOUS _ 2.89%
  NR    166,300 Alltrista Corp.*
		  (Consumer and industrial
		  products)                           2,489,299      3,076,550
  NR    386,483 Jason Inc.*
		  (Nonwoven auto padding)               558,317      2,753,691
						      3,047,616      5,830,241
TECHNOLOGY _ 11.03%
  B-    694,900 Anacomp, Inc.*
		  (Microfilm services)                2,179,076        304,019
  B+    148,900 CEM Corp.*
		  (Laboratory microwave ovens)        1,588,770      1,972,925
  NR     71,400 Computer Products, Inc.*
		  (Electronics power supplies)          167,950        888,037
  B      26,100 CSP Inc.*
		  (Special purpose computers)           235,398        234,900
TECHNOLOGY (Continued)
  NR    379,500 ESCO Electronics Corp.*
		  (Defense products and systems)  $   3,972,166 $    3,036,000
  B      57,300 Fluke Corp.
		  (Electronic test and
		  measurement equipment)              1,405,451      1,962,525
  B+     58,500 Harris Computer*
		  (Computer systems and
		  security products)                    727,762        643,500
  B+    129,500 Landauer Inc.
		  (Personal radiation
		  exposure monitoring)                2,150,387      2,541,437
  NR    245,700 Nichols Research Corp.*
		  (Technical and engineering
		  services)                           3,240,271      5,712,525
  B     149,400 Norstan, Inc.*
		  (Telecommunications equipment)      1,835,401      3,735,000
  B     359,800 Pentech International, Inc.*
		  (Writing instruments)               1,118,927        944,475
  NR     26,000 Viewlogic Systems Inc.*
		  (Computer-aided engineering
		  software)                             279,857        282,750
						     18,901,416     22,258,093
TRANSPORTATION & SERVICES _ 3.28%
  A     140,000 ABM Industries, Inc.
		  (Building maintenance services)     2,199,299      3,937,500
  B+    139,500 International Shipholding Corp.
		  (Ocean and river freight
		  transportation)                     1,914,838      2,685,375
						      4,114,137      6,622,875

TOTAL COMMON STOCKS _ 95.20%                        159,460,043    192,144,596

REPURCHASE AGREEMENT _ 3.14%
$ 6,350,000  UMB Bank, n.a.,
	       5.40%, due December 1, 1995
	       (Collateralized by $6,476,932
	       U.S. Treasury Notes,
	       7.625%, due April 30, 1996)        $  6,350,000  $    6,350,000

TOTAL INVESTMENTS _ 98.34%                       $ 165,810,043     198,494,596


Other assets less liabilities _ 1.66%                                3,345,351


TOTAL NET ASSETS _ 100.00%
  (equivalent to $17.35 per share; 20,000,000 shares of
  $1.00 par value capital shares authorized;
  11,635,813 shares outstanding)                                $  201,839,947

For federal income tax purposes, the identified cost of investments owned at November 30, 1995 was $165,810,043.

Net unrealized appreciation for federal income tax purposes was $32,684,553, which is comprised of unrealized appreciation of $52,075,905 and unrealized depreciation of $19,391,352.

*Securities on which no cash dividends were paid during the preceding year.

**Standard & Poor's rankings are derived from statistical measurements of past earnings and dividend stability and growth.

	NR _ indicates no ranking is available. Rankings are not covered by the report of independent auditors.

STATEMENT OF OPERATIONS
Year Ended November 30, 1995

INVESTMENT INCOME:
Income:
  Dividends                                                  $       2,873,263
  Interest                                                             596,910
								     3,470,173
Expenses (Note 2):
  Management fees                                                    2,125,317
  Registration fees and expenses                                        19,404
								     2,144,721
    Net investment income (Note 1-B)                                 1,325,452

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investment transactions
(excluding maturities of short-term commercial
notes and repurchase agreements):
  Proceeds from sales of investments                                45,701,026
  Cost of investments sold                                          24,305,172
    Net realized gain from investment transactions                  21,395,854
Unrealized appreciation of investments:
  Beginning of year                                                 25,431,715
  End of year                                                       32,684,553
Unrealized appreciation of investments during the year               7,252,838
  Net gain on investments                                           28,648,692
  Increase in net assets resulting from operations            $     29,974,144

STATEMENTS OF CHANGES
IN NET ASSETS
For The Two Years Ended November 30, 1995

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                $  1,325,452 $    426,000
Net realized gain from investment transactions         21,395,854   19,093,826
Unrealized appreciation (depreciation) of
investments during the year                             7,252,838  (11,852,856)
  Net increase in net assets resulting
  from operations                                      29,974,144    7,666,970
Net equalization included in the price of
shares issued and redeemed                               (138,066)    (149,837)

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                  (425,295)    (675,250)
  Net realized gain from investment transactions      (19,094,377) (13,830,212)
    Total distributions to shareholders               (19,519,672) (14,505,462)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                            11,779,300   11,843,878
  Net asset value of shares issued for
  reinvestment of distributions                        18,718,813   13,863,792
                                          						       30,498,113   25,707,670
    Cost of shares repurchased                        (27,335,768) (47,712,322)
      Net increase (decrease) from capital
      share transactions                                3,162,345  (22,004,652)
	Total increase (decrease) in net assets        13,478,751  (28,992,981)
NET ASSETS:
  Beginning of year                                   188,361,196  217,354,177
  End of year (including undistributed net
  investment income of $1,770,193 in 1995
  and $1,008,102 in 1994)                            $201,839,947 $188,361,196

Shares issued and repurchased:
  Number of shares sold                                   739,581      712,747
  Number of shares issued for reinvestment
  of distributions                                      1,258,831      857,908
							1,998,412    1,570,655
  Number of shares repurchased                         (1,683,462)  (2,888,905)
    Net increase (decrease)                               314,950   (1,318,250)

Distributions to shareholders:
   Income dividends per share                       $       .0377  $       .054
   Capital gains distribution per share             $      1.6949  $     1.1071

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation _ Common stocks traded on a national securities exchange are valued at the latest sales price, or if no sale was reported on that date, the mean between the closing bid and asked price is used. Common stocks traded over-the-counter are valued at the average of the last reported bid and asked prices.

B. Federal and State Taxes _ It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required. The Fund has designated $18,782,317 as capital gain dividends.

C. Equalization _ The Fund uses the accounting practice of equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

D. Other _ Security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

2. MANAGEMENT FEES:

Management fees were paid to Jones & Babson, Inc. at the rate of 1.5% per annum of the average daily net asset value of the Fund up to $30,000,000 and 1% per annum of net assets in excess of that amount. Such fees are paid for services which include administration, and all other operating expenses of the Fund except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Fund and its shares and the cost of qualifying the Fund's shares for sale in any jurisdiction. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the year ended November 30, 1995 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:
	Purchases               $ 30,778,627
	Proceeds from sales              45,701,026

FINANCIAL HIGHLIGHTS

Condensed data for a share of capital stock outstanding throughout each year.

							   Years Ended November 30,
						 1995    1994    1993    1992    1991
Net asset value, beginning of year              $16.64  $17.20  $17.04  $13.94  $10.68

Income from investment operations:
  Net investment income                           .101    .032    .057    .081    .084
  Net gains or losses on securities
  (both realized and unrealized)                 2.342    .569   2.520   3.862   3.611
    Total from investment operations             2.443    .601   2.577   3.943   3.695

Less distributions:
Dividends from net investment income             (.038)  (.054)  (.087)  (.079) (.1275)
Distributions from capital gains                (1.695) (1.107) (2.330) (.764)  (.3075)
    Total distributions                         (1.733) (1.161) (2.417)  (.843)  (.435)
Net asset value, end of year                    $17.35  $16.64  $17.20  $17.04  $13.94

Total return                                       16%      4%     17%     30%     36%

Ratios/Supplemental Data

Net assets, end of year (in millions)           $  202  $  188  $   217 $  178  $   121
Ratio of expenses to average net assets          1.09%   1.08%   1.09%   1.11%    1.17%
Ratio of net investment income to
average net assets                                .67%    .22%    .33%    .57%     .66%
Portfolio turnover rate                            13%     15%     17%     28%      15%


REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

The Board of Directors and Shareholders of
Babson Enterprise Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the statement of net assets, of Babson Enterprise Fund, Inc., as of November 30, 1995, the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1995, by correspondence with the custodian. As to securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Babson Enterprise Fund, Inc. at November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

Kansas City, Missouri
December 28, 1995

This report has been prepared for the information of the Shareholders of Babson Enterprise Fund, Inc. and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
Larry D. Armel
Francis C. Rood
William H. Russell
H. David Rybolt

OFFICERS
Larry D. Armel
	President
P. Bradley Adams
	Vice President & Treasurer
Michael A. Brummel
	Vice President
Martin A. Cramer
	Vice President & Secretary
David G. Kirk
	Vice President
Peter C. Schliemann
	Vice President _ Portfolio


INVESTMENT COUNSEL
David L. Babson & Co. Inc.
Cambridge, Massachusetts

INDEPENDENT AUDITORS
Ernst & Young LLP
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young
Philadelphia, Pennsylvania
John G. Dyer
Kansas City, Missouri

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri